Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 09/30/2007
Determination Date 10/15/2007
CRM-B SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
SASCO 2007-BC2-A SASCO 2007-BC2-B SASCO 2007-BC2-C
Client
Lehman Lehman Lehman
Servicer
Wells Fargo Bank, N.A. HomEq Servicing Corporation Aurora Loan Services
Trustee
U.S. Bank National Association U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A N/A
Backup Servicer
N/A N/A N/A
Security Close Date
02/28/2007 02/28/2007 02/28/2007
Custodian
N/A N/A N/A
Security Determination
18th Day of the Month 18th Day of the Month 18th Day of the Month
Security Distribution
25th Day of the Month 25th Day of the Month 25th Day of the Month
Security First Cutoff
02/01/2007 02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC Aurora Loan Services LLC
Security Issue Amt
641,925,737 641,925,737 641,925,737
Security Issue Cnt
3,836 3,836 3,836
Cumulative
Original
Orig %
Current
EOM Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 100.00% 597,406,964 93.00% 0.06% 595,661,301 595,284,495
Count 3,831 3,587 93.63% 0.29% 3,571 3,571
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 2
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Collection
Narrative
All delinquency measures exceed the current benchmarks for this mortgage loan pool. There is not statistical evidence supporting a concentration of underperformance in any loan characteristics. RR Donnelley will monitor for potential trends.
Cash
Narrative
There is a discrepancy in the remit prepayment premium amount and ending loan count reported by servicer and trustee. The servicer reported a remit prepayment premium amount of $32,954 and an ending loan count of 3,571. The trustee reported a remit prepayment premium amount of $46,215.35 and an ending loan count of
3,568.
Customer
Service
Narrative
Collection
Narrative
The sixty days past due delinquency rate exceeds the current benchmark for this mortgage loan pool by
51.26%. RR Donnelley's benchmark analysis found no statistical evidence supporting a concentration of underperformance in any subset of loans. RR Donnelley will monitor for a continuation of trends.
Cash
Narrative
There is a discrepancy in the remit prepayment premium amount and ending loan count reported by servicer and trustee. The servicer reported a remit prepayment premium amount of $32,954 and an ending loan count of 3,571. The trustee reported a remit prepayment premium amount of $46,215.35 and an ending loan count of
3,568.
Customer
Service
Narrative
Collection
Narrative
The sixty days past due, foreclosure, and REO delinquency rates all exceed the current benchmarks for this mortgage loan pool by 139.87%, 297.15%, and 377.63% respectively. RR Donnelley's benchmark analysis indicated a concentration of underperformance in interest only loans. RR Donnelley will monitor for potential trends.
Cash
Narrative
There is a discrepancy in the remit prepayment premium amount and ending loan count reported by servicer and trustee. The servicer reported a remit prepayment premium amount of $32,954 and an ending loan count of 3,571. The trustee reported a remit prepayment premium amount of $46,215.35 and an ending loan count of
3,568.
Customer
Service
Narrative
Review Type*
Outstanding
New
LM Rvw Cnt 0 0
FC Rvw Cnt 1 1
REO Rvw Cnt 0 0
VAL Rvw Cnt 6 4
Loss Rvw Cnt 28 18
BK Rvw Cnt 2 2
Performance Rvw Cnt 8 8
Remit Rvw Cnt 3 3
Contact Rvw Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 36 36
OT Recommended Action
Orig Cnt
Cur Transaction Bal
Consider Repurchase Claim 7 $1,974,943.11
No Action Required 4 $1,130,410.40
OT Correct Flag Calculation 4 $281,444.65
OT Follow-up Required in 120 days 2 $68,567.56
OT Follow-up Required in 180 days 16 $3,670,438.41
OT Follow-up Required in 30 days 8 $2,264,157.37
41
$9,389,961.50
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 2
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 189,939,617 29.57% 180,053,800 30.14% 94.80% 0.08%
1,611 1,537 42.85% 95.41% 0.25%
Y 452,419,823 70.43% 417,353,164 69.86% 92.25% 0.05%
2,220 2,050 57.15% 92.34% 0.32%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Bal
Cur
Cnt
Cur
Loan
Age
(Wgt)
Cur
WAC
Cur
Orig
Rlvl
(Wgt)
Cur UW
Score (Wgt)
Cur
Recent
UW
Score
(Wgt)
Cur
SLTV
(Wgt)
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur
Avg Bal
02/28/2007 635,992,329 3,806 3.79 8.35 15.40 635.88 0.00 82.23 5.97% 35.10% 4.99% 166,012
03/31/2007 632,208,941 3,788 4.78 8.35 15.40 635.63 395.00 82.25 5.94% 34.95% 5.03% 165,673
04/30/2007 625,336,599 3,751 5.78 8.34 15.38 635.86 370.52 82.38 6.00% 34.91% 5.03% 165,084
05/31/2007 618,569,165 3,712 6.78 8.35 15.40 635.86 367.24 82.57 6.00% 34.94% 5.05% 164,908
06/30/2007 613,807,904 3,681 7.78 8.34 15.38 636.04 381.57 82.84 6.02% 34.94% 5.07% 165,358
07/31/2007 608,120,170 3,646 8.77 8.34 15.38 636.16 375.72 83.08 6.04% 35.01% 5.10% 165,115
08/31/2007 602,666,172 3,615 9.77 8.34 15.36 636.51 367.27 83.43 6.02% 35.13% 5.12% 165,250
09/30/2007 597,406,964 3,587 10.77 8.34 15.34 636.62 361.53 83.86 6.04% 35.33% 5.13% 165,121
Orig
Occupancy
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 38,919,210 6.06% 36,069,776 6.04% 92.68% 0.00%
239 226 6.30% 94.56% 0.00%
Y 603,440,230 93.94% 561,337,189 93.96% 93.02% 0.06%
3,592 3,361 93.70% 93.57% 0.31%
Orig Doc
Level
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Alternative Doc 1,380,700 0.21% 1,377,704 0.23% 99.78% 0.00%
6 6 0.17% 100.00% 0.00%
Full Doc 411,941,831 64.13% 382,502,059 64.03% 92.85% 0.06%
2,634 2,463 68.66% 93.51% 0.34%
No Documentation 2,908,145 0.45% 2,480,391 0.42% 85.29% 0.00%
14 12 0.33% 85.71% 0.00%
Stated Doc 226,128,764 35.20% 211,046,810 35.33% 93.33% 0.05%
1,177 1,106 30.83% 93.97% 0.17%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
R1 21,728,775 3.38% 21,005,653 3.52% 96.67% 0.00%
141 136 3.79% 96.45% 0.00%
R2 138,899,147 21.62% 130,293,701 21.81% 93.80% 0.00%
894 839 23.39% 93.85% 0.22%
R3 217,445,583 33.85% 202,418,752 33.88% 93.09% 0.13%
1,441 1,358 37.86% 94.24% 0.49%
R4 135,104,030 21.03% 125,887,983 21.07% 93.18% 0.02%
789 739 20.60% 93.66% 0.13%
R5 65,234,205 10.16% 58,612,436 9.81% 89.85% 0.00%
327 294 8.20% 89.91% 0.00%
R6 34,034,120 5.30% 30,963,720 5.18% 90.98% 0.13%
146 133 3.71% 91.10% 0.68%
R7 20,125,440 3.13% 19,247,160 3.22% 95.64% 0.00%
66 63 1.76% 95.45% 0.00%
R8 9,788,140 1.52% 8,977,559 1.50% 91.72% 0.00%
27 25 0.70% 92.59% 0.00%
IO Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 524,087,238 81.59% 484,066,270 81.03% 92.36% 0.05%
3,398 3,176 88.54% 93.47% 0.26%
Y 118,272,202 18.41% 113,340,694 18.97% 95.83% 0.07%
433 411 11.46% 94.92% 0.46%
Orig PPP
Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
No 162,296,445 25.27% 139,623,086 23.37% 86.03% 0.02%
1,070 940 26.21% 87.85% 0.28%
Yes 480,062,995 74.73% 457,783,878 76.63% 95.36% 0.07%
2,761 2,647 73.79% 95.87% 0.29%
Orig PPP
Mos
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
0 162,296,445 25.27% 139,623,086 23.37% 86.03% 0.02%
1,070 940 26.21% 87.85% 0.28%
2 2,104,570 0.33% 2,087,878 0.35% 99.21% 0.00%
13 13 0.36% 100.00% 0.00%
6 561,000 0.09% 223,632 0.04% 39.86% 0.00%
2 1 0.03% 50.00% 0.00%
12 25,210,902 3.92% 23,946,745 4.01% 94.99% 0.00%
147 141 3.93% 95.92% 0.00%
24 290,254,770 45.19% 277,494,600 46.45% 95.60% 0.10%
1,658 1,590 44.33% 95.90% 0.30%
36 161,931,753 25.21% 154,031,022 25.78% 95.12% 0.03%
941 902 25.15% 95.86% 0.32%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-40 3,768,015 0.59% 3,250,066 0.54% 86.25% 0.00%
32 27 0.75% 84.38% 0.00%
c. 41-50 6,098,780 0.95% 5,065,699 0.85% 83.06% 0.00%
41 36 1.00% 87.80% 0.00%
d. 51-60 14,316,320 2.23% 12,665,081 2.12% 88.47% 0.00%
84 72 2.01% 85.71% 2.38%
e. 61-70 48,183,595 7.50% 42,332,400 7.09% 87.86% 0.00%
245 217 6.05% 88.57% 0.82%
f. 71-80 285,989,557 44.52% 269,222,840 45.07% 94.14% 0.00%
1,444 1,362 37.97% 94.32% 0.14%
g. 81-90 152,734,586 23.78% 143,582,359 24.03% 94.01% 0.00%
766 721 20.10% 94.13% 0.00%
h. 91-100 131,268,587 20.44% 121,288,520 20.30% 92.40% 0.27%
1,219 1,152 32.12% 94.50% 0.41%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Prod
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2 Yr Hybrid 173,379,665 26.99% 155,370,933 26.01% 89.61% 0.05%
1,021 930 25.93% 91.09% 0.20%
2 Yr Hybrid Balloon 132,536,975 20.63% 123,590,130 20.69% 93.25% 0.00%
594 551 15.36% 92.76% 0.34%
2 Yr Hybrid IO 93,409,233 14.54% 90,372,058 15.13% 96.75% 0.09%
332 319 8.89% 96.08% 0.60%
3 Yr Hybrid 14,541,706 2.26% 13,454,113 2.25% 92.52% 0.00%
92 86 2.40% 93.48% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 15,250,084 2.55% 91.24% 0.26%
77 72 2.01% 93.51% 1.30%
3 Yr Hybrid IO 9,155,797 1.43% 7,419,637 1.24% 81.04% 0.00%
43 35 0.98% 81.40% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,473,926 0.58% 96.36% 0.00%
25 24 0.67% 96.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,667,670 0.61% 90.61% 0.00%
16 14 0.39% 87.50% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 3,002,276 0.50% 99.99% 0.00%
13 13 0.36% 100.00% 0.00%
ARM 345,000 0.05% 71,962 0.01% 20.86% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 337,973 0.06% 99.84% 0.00%
2 2 0.06% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.22% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 26,704,719 4.47% 92.90% 0.00%
149 138 3.85% 92.62% 0.67%
Fixed 149,831,798 23.33% 142,144,759 23.79% 94.87% 0.10%
1,420 1,358 37.86% 95.63% 0.21%
Fixed IO 11,362,050 1.77% 11,204,322 1.88% 98.61% 0.00%
42 41 1.14% 97.62% 0.00%
Orig
Coupon by
100
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
d. 6.1-7 71,556,499 11.14% 68,483,846 11.46% 95.71% 0.00%
297 286 7.97% 96.30% 0.34%
e. 7.1-8 234,962,242 36.58% 223,547,844 37.42% 95.14% 0.03%
1,133 1,080 30.11% 95.32% 0.26%
f. 8.1-9 195,351,161 30.41% 178,258,900 29.84% 91.25% 0.04%
1,045 960 26.76% 91.87% 0.38%
g. 9.1-10 86,966,904 13.54% 77,632,205 12.99% 89.27% 0.00%
548 496 13.83% 90.51% 0.00%
h. 10.1-11 24,507,609 3.82% 21,671,092 3.63% 88.43% 0.66%
242 220 6.13% 90.91% 0.83%
i. 11.1-12 20,068,200 3.12% 19,347,554 3.24% 96.41% 0.00%
360 347 9.67% 96.39% 0.00%
j. 12.1-13 8,327,230 1.30% 7,847,499 1.31% 94.24% 0.35%
193 185 5.16% 95.85% 0.52%
k. 13.1+ 619,595 0.10% 618,024 0.10% 99.75% 0.00%
13 13 0.36% 100.00% 0.00%
Orig Prop
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2-4 Family 29,464,545 4.59% 27,248,423 4.56% 92.48% 0.00%
156 146 4.07% 93.59% 0.00%
Condo 40,704,683 6.34% 35,868,771 6.00% 88.12% 0.20%
251 228 6.36% 90.84% 0.80%
PUD 18,965,571 2.95% 18,609,943 3.12% 98.12% 0.00%
90 88 2.45% 97.78% 0.00%
Single Family 553,224,641 86.12% 515,679,828 86.32% 93.21% 0.05%
3,334 3,125 87.12% 93.73% 0.27%
Orig UW
Score by
50
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
350-500 137,000 0.02% 136,145 0.02% 99.38% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 24,174,158 4.05% 87.32% 0.00%
184 163 4.54% 88.59% 0.00%
551-600 126,127,096 19.63% 115,339,593 19.31% 91.45% 0.03%
721 660 18.40% 91.54% 0.42%
601-650 254,495,947 39.62% 236,113,779 39.52% 92.78% 0.04%
1,562 1,466 40.87% 93.85% 0.26%
651-700 172,311,429 26.82% 162,231,723 27.16% 94.15% 0.12%
1,037 982 27.38% 94.70% 0.39%
701-750 46,216,544 7.19% 45,274,117 7.58% 97.96% 0.00%
249 244 6.80% 97.99% 0.00%
751-800 13,845,894 2.16% 12,605,314 2.11% 91.04% 0.00%
69 63 1.76% 91.30% 0.00%
801+ 1,540,020 0.24% 1,532,136 0.26% 99.49% 0.00%
8 8 0.22% 100.00% 0.00%
Orig Bal
by 100k
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-50 14,712,213 2.29% 14,035,706 2.35% 95.40% 0.20%
430 413 11.51% 96.05% 0.23%
c. 51-100 50,328,141 7.83% 47,052,914 7.88% 93.49% 0.00%
662 622 17.34% 93.96% 0.30%
d. 101-200 244,200,458 38.02% 225,994,942 37.83% 92.54% 0.08%
1,666 1,553 43.30% 93.22% 0.36%
e. 201-300 153,073,493 23.83% 141,021,031 23.61% 92.13% 0.03%
635 588 16.39% 92.60% 0.16%
f. 301-400 85,500,625 13.31% 79,451,801 13.30% 92.93% 0.09%
247 230 6.41% 93.12% 0.40%
g. 401-500 57,274,090 8.92% 52,692,227 8.82% 92.00% 0.00%
129 119 3.32% 92.25% 0.00%
h. 501-600 22,978,370 3.58% 22,917,092 3.84% 99.73% 0.00%
42 42 1.17% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,944,988 1.16% 99.67% 0.00%
11 11 0.31% 100.00% 0.00%
j. 701-800 4,504,250 0.70% 4,491,044 0.75% 99.71% 0.00%
6 6 0.17% 100.00% 0.00%
k. 801-900 832,500 0.13% 824,544 0.14% 99.04% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 915,000 0.15% 100.00% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,065,676 0.18% 99.41% 0.00%
1 1 0.03% 100.00% 0.00%
Orig
Purpose
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Cashout Refi 327,205,971 50.94% 300,499,542 50.30% 91.84% 0.01%
1,812 1,680 46.84% 92.72% 0.28%
Purchase 290,089,760 45.16% 273,959,892 45.86% 94.44% 0.11%
1,872 1,773 49.43% 94.71% 0.32%
Rate/Term Refi 25,063,709 3.90% 22,947,530 3.84% 91.56% 0.00%
147 134 3.74% 91.16% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
Orig Lien
position
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
1 610,299,942 95.01% 566,740,716 94.87% 92.86% 0.03%
3,180 2,961 82.55% 93.11% 0.28%
2 32,059,498 4.99% 30,666,248 5.13% 95.65% 0.46%
651 626 17.45% 96.16% 0.31%
Orig Term
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
120 93,000 0.01% 86,899 0.01% 93.44% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,482,736 0.25% 91.35% 0.00%
17 16 0.45% 94.12% 0.00%
240 2,212,640 0.34% 1,865,441 0.31% 84.31% 0.00%
21 20 0.56% 95.24% 0.00%
360 632,348,688 98.44% 588,371,283 98.49% 93.05% 0.06%
3,762 3,522 98.19% 93.62% 0.29%
480 6,081,982 0.95% 5,600,606 0.94% 92.09% 0.00%
30 28 0.78% 93.33% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
09/30/2007
% Bal
08/31/2007
% Bal
N
180,053,800 30.14% 181,255,799 30.08%
1,537 42.85% 1,544 42.71%
Y
417,353,164 69.86% 421,410,373 69.92%
2,050 57.15% 2,071 57.29%
IO Flag
09/30/2007
% Bal
08/31/2007
% Bal
N
484,066,270 81.03% 488,791,020 81.10%
3,176 88.54% 3,201 88.55%
Y
113,340,694 18.97% 113,875,152 18.90%
411 11.46% 414 11.45%
Orig PPP
Flag
09/30/2007
% Bal
08/31/2007
% Bal
No
139,623,086 23.37% 141,147,440 23.42%
940 26.21% 949 26.25%
Yes
457,783,878 76.63% 461,518,732 76.58%
2,647 73.79% 2,666 73.75%
Orig PPP
Mos
09/30/2007
% Bal
08/31/2007
% Bal
0
139,623,086 23.37% 141,147,440 23.42%
940 26.21% 949 26.25%
2
2,087,878 0.35% 2,089,037 0.35%
13 0.36% 13 0.36%
6
223,632 0.04% 223,889 0.04%
1 0.03% 1 0.03%
12
23,946,745 4.01% 24,646,242 4.09%
141 3.93% 144 3.98%
24
277,494,600 46.45% 279,517,921 46.38%
1,590 44.33% 1,601 44.29%
36
154,031,022 25.78% 155,041,643 25.73%
902 25.15% 907 25.09%
Orig CLTV
by 10%
09/30/2007
% Bal
08/31/2007
% Bal
b. 0-40
3,250,066 0.54% 3,252,277 0.54%
27 0.75% 27 0.75%
c. 41-50
5,065,699 0.85% 5,068,812 0.84%
36 1.00% 36 1.00%
d. 51-60
12,665,081 2.12% 12,671,288 2.10%
72 2.01% 72 1.99%
e. 61-70
42,332,400 7.09% 42,728,517 7.09%
217 6.05% 219 6.06%
f. 71-80
269,222,840 45.07% 270,427,759 44.87%
1,362 37.97% 1,369 37.87%
g. 81-90
143,582,359 24.03% 145,511,372 24.14%
721 20.10% 729 20.17%
h. 91-100
121,288,520 20.30% 123,006,147 20.41%
1,152 32.12% 1,163 32.17%
Orig DQ
Risk Grp
09/30/2007
% Bal
08/31/2007
% Bal
R1
21,005,653 3.52% 21,089,502 3.50%
136 3.79% 137 3.79%
R2
130,293,701 21.81% 131,157,253 21.76%
839 23.39% 844 23.35%
R3
202,418,752 33.88% 203,645,872 33.79%
1,358 37.86% 1,366 37.79%
R4
125,887,983 21.07% 127,863,099 21.22%
739 20.60% 749 20.72%
R5
58,612,436 9.81% 58,749,989 9.75%
294 8.20% 294 8.13%
R6
30,963,720 5.18% 31,568,264 5.24%
133 3.71% 136 3.76%
R7
19,247,160 3.22% 19,613,036 3.25%
63 1.76% 64 1.77%
R8
8,977,559 1.50% 8,979,157 1.49%
25 0.70% 25 0.69%
Orig Doc
Level
09/30/2007
% Bal
08/31/2007
% Bal
Alternative
Doc
1,377,704 0.23% 1,378,030 0.23%
6 0.17% 6 0.17%
Full Doc
382,502,059 64.03% 386,867,258 64.19%
2,463 68.66% 2,486 68.77%
No
Documentatio
n
2,480,391 0.42% 2,711,210 0.45%
12 0.33% 13 0.36%
Stated Doc
211,046,810 35.33% 211,709,674 35.13%
1,106 30.83% 1,110 30.71%
Orig
Occupancy
09/30/2007
% Bal
08/31/2007
% Bal
N
36,069,776 6.04% 36,263,767 6.02%
226 6.30% 228 6.31%
Y
561,337,189 93.96% 566,402,405 93.98%
3,361 93.70% 3,387 93.69%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig UW
Score by 50
09/30/2007
% Bal
08/31/2007
% Bal
350-500
136,145 0.02% 136,214 0.02%
1 0.03% 1 0.03%
501-550
24,174,158 4.05% 24,299,095 4.03%
163 4.54% 163 4.51%
551-600
115,339,593 19.31% 117,080,886 19.43%
660 18.40% 668 18.48%
601-650
236,113,779 39.52% 238,314,825 39.54%
1,466 40.87% 1,478 40.89%
651-700
162,231,723 27.16% 162,828,835 27.02%
982 27.38% 986 27.28%
701-750
45,274,117 7.58% 45,795,354 7.60%
244 6.80% 247 6.83%
751-800
12,605,314 2.11% 12,678,481 2.10%
63 1.76% 64 1.77%
801+
1,532,136 0.26% 1,532,482 0.25%
8 0.22% 8 0.22%
Orig Bal by
100k
09/30/2007
% Bal
08/31/2007
% Bal
b. 0-50
14,035,706 2.35% 14,126,990 2.34%
413 11.51% 415 11.48%
c. 51-100
47,052,914 7.88% 47,298,471 7.85%
622 17.34% 625 17.29%
d. 101-200
225,994,942 37.83% 228,336,532 37.89%
1,553 43.30% 1,566 43.32%
e. 201-300
141,021,031 23.61% 142,859,983 23.70%
588 16.39% 596 16.49%
f. 301-400
79,451,801 13.30% 80,173,099 13.30%
230 6.41% 232 6.42%
g. 401-500
52,692,227 8.82% 52,707,413 8.75%
119 3.32% 119 3.29%
h. 501-600
22,917,092 3.84% 22,920,715 3.80%
42 1.17% 42 1.16%
i. 601-700
6,944,988 1.16% 6,943,962 1.15%
11 0.31% 11 0.30%
j. 701-800
4,491,044 0.75% 4,492,320 0.75%
6 0.17% 6 0.17%
k. 801-900
824,544 0.14% 825,288 0.14%
1 0.03% 1 0.03%
l. 901-999
915,000 0.15% 915,000 0.15%
1 0.03% 1 0.03%
m. 1,000+
1,065,676 0.18% 1,066,398 0.18%
1 0.03% 1 0.03%
Orig Prod
Type
09/30/2007
% Bal
08/31/2007
% Bal
2 Yr Hybrid
155,370,933 26.01% 156,889,540 26.03%
930 25.93% 939 25.98%
2 Yr Hybrid
Balloon
123,590,130 20.69% 124,955,702 20.73%
551 15.36% 557 15.41%
2 Yr Hybrid IO
90,372,058 15.13% 90,738,344 15.06%
319 8.89% 321 8.88%
3 Yr Hybrid
13,454,113 2.25% 13,615,015 2.26%
86 2.40% 87 2.41%
3 Yr Hybrid
Balloon
15,250,084 2.55% 15,725,026 2.61%
72 2.01% 74 2.05%
3 Yr Hybrid IO
7,419,637 1.24% 7,587,741 1.26%
35 0.98% 36 1.00%
5 Yr Hybrid
3,473,926 0.58% 3,475,877 0.58%
24 0.67% 24 0.66%
5 Yr Hybrid
Balloon
3,667,670 0.61% 3,668,396 0.61%
14 0.39% 14 0.39%
5 Yr Hybrid IO
3,002,276 0.50% 3,002,276 0.50%
13 0.36% 13 0.36%
ARM
71,962 0.01% 72,014 0.01%
1 0.03% 1 0.03%
ARM Balloon
337,973 0.06% 338,042 0.06%
2 0.06% 2 0.06%
ARM IO
1,342,400 0.22% 1,342,400 0.22%
3 0.08% 3 0.08%
Balloon
26,704,719 4.47% 26,711,515 4.43%
138 3.85% 138 3.82%
Fixed
142,144,759 23.79% 143,339,893 23.78%
1,358 37.86% 1,365 37.76%
Fixed IO
11,204,322 1.88% 11,204,390 1.86%
41 1.14% 41 1.13%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Orig
Purpose
09/30/2007
% Bal
08/31/2007
% Bal
Cashout Refi
300,499,542 50.30% 303,142,809 50.30%
1,680 46.84% 1,695 46.89%
Purchase
273,959,892 45.86% 275,756,265 45.76%
1,773 49.43% 1,783 49.32%
Rate/Term
Refi
22,947,530 3.84% 23,767,097 3.94%
134 3.74% 137 3.79%
Orig Lien
position
09/30/2007
% Bal
08/31/2007
% Bal
1
566,740,716 94.87% 571,789,467 94.88%
2,961 82.55% 2,986 82.60%
2
30,666,248 5.13% 30,876,705 5.12%
626 17.45% 629 17.40%
Orig Prop
Type
09/30/2007
% Bal
08/31/2007
% Bal
2-4 Family
27,248,423 4.56% 27,460,302 4.56%
146 4.07% 148 4.09%
Condo
35,868,771 6.00% 36,331,064 6.03%
228 6.36% 230 6.36%
PUD
18,609,943 3.12% 18,616,695 3.09%
88 2.45% 88 2.43%
Single Family
515,679,828 86.32% 520,258,111 86.33%
3,125 87.12% 3,149 87.11%
Orig
Coupon by
100
09/30/2007
% Bal
08/31/2007
% Bal
d. 6.1-7
68,483,846 11.46% 69,112,345 11.47%
286 7.97% 289 7.99%
e. 7.1-8
223,547,844 37.42% 224,619,851 37.27%
1,080 30.11% 1,085 30.01%
f. 8.1-9
178,258,900 29.84% 180,318,898 29.92%
960 26.76% 972 26.89%
g. 9.1-10
77,632,205 12.99% 78,318,441 13.00%
496 13.83% 499 13.80%
h. 10.1-11
21,671,092 3.63% 22,385,121 3.71%
220 6.13% 223 6.17%
i. 11.1-12
19,347,554 3.24% 19,439,482 3.23%
347 9.67% 349 9.65%
j. 12.1-13
7,847,499 1.31% 7,853,941 1.30%
185 5.16% 185 5.12%
k. 13.1+
618,024 0.10% 618,093 0.10%
13 0.36% 13 0.36%
Orig Term
09/30/2007
% Bal
08/31/2007
% Bal
120
86,899 0.01% 87,469 0.01%
1 0.03% 1 0.03%
180
1,482,736 0.25% 1,487,497 0.25%
16 0.45% 16 0.44%
240
1,865,441 0.31% 1,867,846 0.31%
20 0.56% 20 0.55%
360
588,371,283 98.49% 593,621,191 98.50%
3,522 98.19% 3,550 98.20%
480
5,600,606 0.94% 5,602,168 0.93%
28 0.78% 28 0.77%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
LM Act
Rate (Bal)
FC Act
Rate (Bal)
REO Act
Rate (Bal)
Cml LIQ
Rate
Cml Serv
LOSS Rate
Cml Serv
LOSS
Severity
02/28/2007 1.14% 0.08% 0.04% 0.00% 0.00% 0.00% 0.000% 0.00%
03/31/2007 1.91% 0.55% 0.05% 0.01% 0.00% 0.00% 0.000% 0.00%
04/30/2007 2.32% 1.29% 0.26% 0.40% 0.00% 0.00% 0.000% 0.00%
05/31/2007 2.97% 1.88% 0.28% 1.04% 0.00% 0.00% 0.000% 0.00%
06/30/2007 2.48% 2.17% 0.51% 2.35% 0.00% 0.05% 0.013% 26.41%
07/31/2007 3.73% 1.75% 0.83% 3.64% 0.02% 0.07% 0.026% 35.02%
08/31/2007 4.56% 2.34% 0.93% 4.57% 0.22% 0.08% 0.030% 38.88%
09/30/2007 3.60% 3.27% 1.17% 5.13% 0.42% 0.13% 0.055% 42.10%
Period Performance History
ARM Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 30.14% 83.14% 7.52% 1.81% 2.17% 1.56% 0.86% 2.02% 0.25% 0.67%
Y 69.86% 71.74% 9.86% 4.48% 3.42% 1.70% 1.31% 6.47% 0.49% 0.52%
Current Month Perfomance Stratification
IO Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 81.03% 76.55% 9.48% 3.61% 2.96% 1.43% 1.05% 4.03% 0.35% 0.54%
Y 18.97% 69.32% 7.80% 3.96% 3.39% 2.61% 1.70% 9.84% 0.71% 0.67%
Product
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
2 Yr Hybrid 26.01% 74.75% 9.48% 4.73% 2.84% 1.87% 0.78% 4.81% 0.52% 0.22%
2 Yr Hybrid Balloon 20.69% 67.79% 13.37% 4.45% 4.68% 0.76% 1.70% 6.02% 0.36% 0.88%
2 Yr Hybrid IO 15.13% 69.64% 7.38% 4.13% 3.08% 2.76% 1.93% 9.60% 0.64% 0.84%
3 Yr Hybrid 2.25% 76.19% 7.92% 6.77% 4.32% 2.41% 0.97% 1.43%
3 Yr Hybrid Balloon 2.55% 80.31% 7.75% 0.82% 1.41% 1.02% 8.69%
3 Yr Hybrid IO 1.24% 69.83% 2.94% 10.16% 1.95% 3.72% 2.52% 8.86%
5 Yr Hybrid 0.58% 89.28% 3.12% 7.60%
5 Yr Hybrid Balloon 0.61% 65.95% 7.11% 8.58% 18.36%
5 Yr Hybrid IO 0.50% 70.35% 12.49% 9.49% 7.67%
ARM 0.01% 100.00%
ARM Balloon 0.06% 75.61% 24.39%
ARM IO 0.22% 69.61% 30.39%
Balloon 4.47% 84.59% 7.52% 0.87% 3.21% 0.97% 2.26% 0.57%
Fixed 23.79% 84.21% 7.03% 2.13% 1.76% 1.66% 1.09% 1.06% 0.31% 0.75%
Fixed IO 1.88% 66.11% 13.75% 4.85% 1.64% 13.65%
PPP Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
No 23.37% 73.78% 8.88% 4.06% 2.26% 1.55% 1.68% 6.16% 0.49% 1.12%
Yes 76.63% 75.60% 9.24% 3.56% 3.28% 1.69% 1.02% 4.81% 0.40% 0.40%
DocLevel
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
Alternative Doc 0.23% 100.00%
Full Doc 64.03% 79.37% 9.27% 3.09% 2.09% 1.21% 0.89% 3.29% 0.25% 0.55%
No Documentation 0.42% 89.48% 5.03% 5.49%
Stated Doc 35.33% 67.26% 9.07% 4.74% 4.82% 2.50% 1.70% 8.56% 0.73% 0.62%
Lien Position
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
1 94.87% 75.24% 9.25% 3.68% 3.05% 1.33% 1.13% 5.36% 0.43% 0.53%
2 5.13% 73.99% 7.46% 3.51% 2.91% 7.68% 2.02% 0.86% 0.25% 1.32%
UW Score
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.35% 69.38% 14.29% 4.74% 4.19% 2.30% 0.96% 3.65% 0.08% 0.41%
601-700 66.68% 76.10% 7.79% 3.71% 2.65% 1.42% 1.31% 5.83% 0.48% 0.71%
701-800 9.69% 82.88% 5.66% 0.97% 3.08% 1.77% 0.77% 4.03% 0.82%
801+ 0.26% 71.39% 28.61%
Occupancy
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 6.04% 73.86% 5.94% 5.49% 6.08% 0.71% 7.02% 0.31% 0.59%
Y 93.96% 75.26% 9.36% 3.56% 2.85% 1.72% 1.25% 5.01% 0.43% 0.57%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Cur EPD Indicator
Cur Bal
Percentage
Cur
Cnt
Percentage
Current 509,950,916 85.36% 3,147 87.73%
Delinquent 86,316,082 14.45% 435 12.13%
Early Pay Default 1,029,966 0.17% 4 0.11%
First Pay Default 110,000 0.02% 1 0.03%
Cur EPD Indicator
Cur DQ Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default 6. 120dpd Plus 1,029,966 90.35% 4 80.00%
First Pay Default 6. 120dpd Plus 110,000 9.65% 1 20.00%
1,139,966
5
Cur EPD Indicator
Cur Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default g. Foreclosure 799,566 70.14% 3 60.00%
Early Pay Default h. REO 230,400 20.21% 1 20.00%
First Pay Default e. 90 Plus dpd 110,000 9.65% 1 20.00%
1,139,966
5
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
R1 3.52% 88.26% 7.51% 0.40% 1.87% 1.95%
R2 21.81% 83.79% 5.40% 2.00% 2.39% 0.88% 0.86% 3.38% 0.98% 0.32%
R3 33.88% 78.64% 7.01% 3.39% 2.45% 2.14% 1.24% 4.24% 0.41% 0.49%
R4 21.07% 68.84% 12.43% 4.44% 3.30% 1.85% 1.28% 6.60% 0.31% 0.96%
R5 9.81% 62.89% 13.65% 7.61% 4.00% 2.19% 1.47% 7.25% 0.94%
R6 5.18% 67.26% 10.59% 4.63% 4.52% 0.72% 2.95% 8.61% 0.70%
R7 3.22% 63.87% 15.93% 4.56% 8.32% 1.04% 6.28%
R8 1.50% 62.30% 21.35% 1.39% 5.86% 9.11%
Loan Size
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
b. 0-50 2.35% 82.49% 7.30% 2.64% 1.67% 3.19% 0.30% 1.22% 1.18%
c. 51-100 7.88% 78.54% 8.14% 4.27% 1.27% 2.67% 1.68% 2.55% 0.17% 0.72%
d. 101-200 37.83% 78.29% 10.67% 3.49% 2.04% 1.51% 0.55% 2.52% 0.36% 0.57%
e. 201-300 23.61% 77.42% 7.61% 4.69% 2.99% 1.53% 1.03% 4.28% 0.16% 0.30%
f. 301-400 13.30% 65.79% 9.33% 4.68% 4.35% 2.18% 3.66% 9.16% 0.46% 0.38%
g. 401-500 8.82% 77.56% 5.91% 1.59% 2.48% 1.71% 8.25% 0.83% 1.67%
h. 501-600 3.84% 52.39% 16.90% 2.25% 16.45% 2.51% 6.98% 2.51%
i. 601-700 1.16% 64.18% 8.81% 27.01%
j. 701-800 0.75% 66.40% 33.60%
k. 801-900 0.14% 100.00%
l. 901-999 0.15% 100.00%
m. 1,000+ 0.18% 100.00%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 8,208,314 22.32% 94.80%
1,611 42.05% 69 30.67% 95.41%
Y 452,419,823 70.43% 28,569,999 77.68% 92.25%
2,220 57.95% 156 69.33% 92.34%
Cumulative Prepayment Stratification
Period CPR Trend
Orig
Occupancy
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 2,039,714 5.55% 92.68%
239 6.24% 11 4.89% 94.56%
Y 603,440,230 93.94% 34,738,600 94.45% 93.02%
3,592 93.76% 214 95.11% 93.57%
Orig Doc
Level
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.78%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 24,293,372 66.05% 92.85%
2,634 68.75% 160 71.11% 93.51%
No Documentation 2,908,145 0.45% 409,401 1.11% 85.29%
14 0.37% 2 0.89% 85.71%
Stated Doc 226,128,764 35.20% 12,075,541 32.83% 93.33%
1,177 30.72% 63 28.00% 93.97%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 544,670 1.48% 96.67%
141 3.68% 5 2.22% 96.45%
R2 138,899,147 21.62% 7,312,745 19.88% 93.80%
894 23.34% 54 24.00% 93.85%
R3 217,445,583 33.85% 12,131,476 32.99% 93.09%
1,441 37.61% 74 32.89% 94.24%
R4 135,104,030 21.03% 7,279,664 19.79% 93.18%
789 20.60% 46 20.44% 93.66%
R5 65,234,205 10.16% 5,793,508 15.75% 89.85%
327 8.54% 31 13.78% 89.91%
R6 34,034,120 5.30% 2,106,930 5.73% 90.98%
146 3.81% 10 4.44% 91.10%
R7 20,125,440 3.13% 821,478 2.23% 95.64%
66 1.72% 3 1.33% 95.45%
R8 9,788,140 1.52% 787,843 2.14% 91.72%
27 0.70% 2 0.89% 92.59%
IO Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 32,499,545 88.37% 92.36%
3,398 88.70% 204 90.67% 93.47%
Y 118,272,202 18.41% 4,278,768 11.63% 95.83%
433 11.30% 21 9.33% 94.92%
Orig PPP
Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 19,618,955 53.34% 86.03%
1,070 27.93% 122 54.22% 87.85%
Yes 480,062,995 74.73% 17,159,358 46.66% 95.36%
2,761 72.07% 103 45.78% 95.87%
Orig PPP
Mos
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 19,618,955 53.34% 86.03%
1,070 27.93% 122 54.22% 87.85%
2 2,104,570 0.33% 99.21%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 39.86%
2 0.05% 0 0.00% 50.00%
12 25,210,902 3.92% 937,824 2.55% 94.99%
147 3.84% 5 2.22% 95.92%
24 290,254,770 45.19% 9,930,382 27.00% 95.60%
1,658 43.28% 61 27.11% 95.90%
36 161,931,753 25.21% 6,291,152 17.11% 95.12%
941 24.56% 37 16.44% 95.86%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Prod
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 14,915,720 40.56% 89.61%
1,021 26.65% 84 37.33% 91.09%
2 Yr Hybrid Balloon 132,536,975 20.63% 7,417,797 20.17% 93.25%
594 15.51% 39 17.33% 92.76%
2 Yr Hybrid IO 93,409,233 14.54% 2,391,548 6.50% 96.75%
332 8.67% 12 5.33% 96.08%
3 Yr Hybrid 14,541,706 2.26% 751,373 2.04% 92.52%
92 2.40% 6 2.67% 93.48%
3 Yr Hybrid Balloon 16,714,785 2.60% 918,968 2.50% 91.24%
77 2.01% 4 1.78% 93.51%
3 Yr Hybrid IO 9,155,797 1.43% 1,735,220 4.72% 81.04%
43 1.12% 8 3.56% 81.40%
5 Yr Hybrid 3,605,335 0.56% 107,754 0.29% 96.36%
25 0.65% 1 0.44% 96.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 59,619 0.16% 90.61%
16 0.42% 1 0.44% 87.50%
5 Yr Hybrid IO 3,002,722 0.47% 99.99%
13 0.34% 0 0.00% 100.00%
ARM 345,000 0.05% 272,000 0.74% 20.86%
2 0.05% 1 0.44% 50.00%
ARM Balloon 338,500 0.05% 99.84%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 1,861,835 5.06% 92.90%
149 3.89% 10 4.44% 92.62%
Fixed 149,831,798 23.33% 6,194,479 16.84% 94.87%
1,420 37.07% 58 25.78% 95.63%
Fixed IO 11,362,050 1.77% 152,000 0.41% 98.61%
42 1.10% 1 0.44% 97.62%
Orig
Coupon by
100
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 2,546,204 6.92% 95.71%
297 7.75% 10 4.44% 96.30%
e. 7.1-8 234,962,242 36.58% 9,133,894 24.84% 95.14%
1,133 29.57% 50 22.22% 95.32%
f. 8.1-9 195,351,161 30.41% 13,990,678 38.04% 91.25%
1,045 27.28% 78 34.67% 91.87%
g. 9.1-10 86,966,904 13.54% 7,831,833 21.29% 89.27%
548 14.30% 49 21.78% 90.51%
h. 10.1-11 24,507,609 3.82% 2,391,101 6.50% 88.43%
242 6.32% 20 8.89% 90.91%
i. 11.1-12 20,068,200 3.12% 501,157 1.36% 96.41%
360 9.40% 11 4.89% 96.39%
j. 12.1-13 8,327,230 1.30% 383,446 1.04% 94.24%
193 5.04% 7 3.11% 95.85%
k. 13.1+ 619,595 0.10% 99.75%
13 0.34% 0 0.00% 100.00%
Orig Prop
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 1,772,454 4.82% 92.48%
156 4.07% 9 4.00% 93.59%
Condo 40,704,683 6.34% 3,524,082 9.58% 88.12%
251 6.55% 19 8.44% 90.84%
PUD 18,965,571 2.95% 62,674 0.17% 98.12%
90 2.35% 2 0.89% 97.78%
Single Family 553,224,641 86.12% 31,419,104 85.43% 93.21%
3,334 87.03% 195 86.67% 93.73%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 468,145 1.27% 86.25%
32 0.84% 5 2.22% 84.38%
c. 41-50 6,098,780 0.95% 998,265 2.71% 83.06%
41 1.07% 5 2.22% 87.80%
d. 51-60 14,316,320 2.23% 1,184,525 3.22% 88.47%
84 2.19% 10 4.44% 85.71%
e. 61-70 48,183,595 7.50% 4,321,240 11.75% 87.86%
245 6.40% 23 10.22% 88.57%
f. 71-80 285,989,557 44.52% 14,349,604 39.02% 94.14%
1,444 37.69% 80 35.56% 94.32%
g. 81-90 152,734,586 23.78% 7,943,720 21.60% 94.01%
766 19.99% 44 19.56% 94.13%
h. 91-100 131,268,587 20.44% 7,512,816 20.43% 92.40%
1,219 31.82% 58 25.78% 94.50%
Orig UW
Score by 50
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.38%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 3,258,507 8.86% 87.32%
184 4.80% 21 9.33% 88.59%
551-600 126,127,096 19.63% 8,529,216 23.19% 91.45%
721 18.82% 56 24.89% 91.54%
601-650 254,495,947 39.62% 15,039,677 40.89% 92.78%
1,562 40.77% 86 38.22% 93.85%
651-700 172,311,429 26.82% 8,159,776 22.19% 94.15%
1,037 27.07% 51 22.67% 94.70%
701-750 46,216,544 7.19% 625,941 1.70% 97.96%
249 6.50% 5 2.22% 97.99%
751-800 13,845,894 2.16% 1,165,197 3.17% 91.04%
69 1.80% 6 2.67% 91.30%
801+ 1,540,020 0.24% 99.49%
8 0.21% 0 0.00% 100.00%
Orig Bal by
100k
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 505,594 1.37% 95.40%
430 11.22% 15 6.67% 96.05%
c. 51-100 50,328,141 7.83% 2,728,001 7.42% 93.49%
662 17.28% 38 16.89% 93.96%
d. 101-200 244,200,458 38.02% 15,370,710 41.79% 92.54%
1,666 43.49% 107 47.56% 93.22%
e. 201-300 153,073,493 23.83% 9,236,241 25.11% 92.13%
635 16.58% 41 18.22% 92.60%
f. 301-400 85,500,625 13.31% 4,538,617 12.34% 92.93%
247 6.45% 14 6.22% 93.12%
g. 401-500 57,274,090 8.92% 4,399,151 11.96% 92.00%
129 3.37% 10 4.44% 92.25%
h. 501-600 22,978,370 3.58% 99.73%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 99.67%
11 0.29% 0 0.00% 100.00%
j. 701-800 4,504,250 0.70% 99.71%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 99.04%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 100.00%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.41%
1 0.03% 0 0.00% 100.00%
Orig
Purpose
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 22,152,589 60.23% 91.84%
1,812 47.30% 120 53.33% 92.72%
Purchase 290,089,760 45.16% 12,848,997 34.94% 94.44%
1,872 48.86% 93 41.33% 94.71%
Rate/Term Refi 25,063,709 3.90% 1,776,727 4.83% 91.56%
147 3.84% 12 5.33% 91.16%
Orig Lien
position
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 35,836,018 97.44% 92.86%
3,180 83.01% 204 90.67% 93.11%
2 32,059,498 4.99% 942,296 2.56% 95.65%
651 16.99% 21 9.33% 96.16%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 93.44%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 78,413 0.21% 91.35%
17 0.44% 1 0.44% 94.12%
240 2,212,640 0.34% 311,549 0.85% 84.31%
21 0.55% 1 0.44% 95.24%
360 632,348,688 98.44% 36,154,502 98.30% 93.05%
3,762 98.20% 221 98.22% 93.62%
480 6,081,982 0.95% 233,850 0.64% 92.09%
30 0.78% 2 0.89% 93.33%
Prev Status
OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
a. Current 478,380,418 74.47% 3,309,302 9.00% 98.65%
2,939 76.72% 23 10.22% 99.22%
b.
Non-Reportable
42,922,854 6.68% 755,744 2.05% 97.78%
264 6.89% 3 1.33% 98.86%
c. 30dpd 27,181,328 4.23% 99.68%
141 3.68% 0 0.00% 100.00%
d. 60dpd 13,405,210 2.09% 99.76%
63 1.64% 0 0.00% 100.00%
e. 90dpd 6,323,460 0.98% 99.83%
44 1.15% 0 0.00% 100.00%
f. Loss Mit 5,601,180 0.87% 0 0.00% 93.53%
25 0.65% 0 0.00% 96.00%
g. Foreclosure 27,588,125 4.29% 0 0.00% 99.45%
111 2.90% 0 0.00% 99.10%
h. REO 1,312,920 0.20% 99.76%
7 0.18% 0 0.00% 100.00%
i. Bankruptcy 2,737,045 0.43% 99.68%
21 0.55% 0 0.00% 100.00%
No Previous
Status
36,906,900 5.75% 32,713,267 88.95% 0.00%
216 5.64% 199 88.44% 0.00%
Prev DQ
Status OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1. Current 479,454,233 74.64% 3,309,302 9.00% 98.66%
2,946 76.90% 23 10.22% 99.22%
2. Non-Report 48,164,227 7.50% 755,744 2.05% 98.00%
289 7.54% 3 1.33% 98.96%
3. 30dpd 27,548,755 4.29% 99.25%
140 3.65% 0 0.00% 100.00%
4. 60dpd 14,118,330 2.20% 99.76%
68 1.77% 0 0.00% 100.00%
5. 90dpd 9,102,800 1.42% 0 0.00% 97.20%
49 1.28% 0 0.00% 97.96%
6. 120dpd Plus 27,064,195 4.21% 0 0.00% 99.46%
123 3.21% 0 0.00% 99.19%
No Previous
Status
36,906,900 5.75% 32,713,267 88.95% 0.00%
216 5.64% 199 88.44% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination
Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
04/15/2007 8,653
05/15/2007 525,391 28,526
06/15/2007 419,467 44,226
07/15/2007 977,202 34,469
08/15/2007 426,224 29,560
09/15/2007 467,954 38,611
10/15/2007 456,718 32,954
4,333,626
225,107
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag
and No
Premium
Remitted
PPP Expired
and No
Premium
Remitted
PPP Flag and
Premium
Remitted
PPP Not
Expired and
No Premium
Remitted
03/15/2007 19 12 3 4
04/15/2007 42 30 3 9
05/15/2007 20 11 7 2
06/15/2007 52 28 7 17
07/15/2007 33 18 1 6 8
08/15/2007 39 19 1 9 10
09/15/2007 20 7 1 7 5
10/15/2007 29 14 3 9 3
254
139
6
51
58
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Cnt
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
i. REO
j. Liquidated
k. PrePaid
l. Bankruptcy
n. Remit Adj
a. Current
358,850,582 358,850,582
2,354 2,354
c. 30 dpd
48,025,501
48,025,501
301 301
d. 60 dpd
16,308,135
16,308,135
103 103
e. 90 dpd
23,136,991
12,629,661 10,507,330
140 64 76
h. FC
26,308,794
26,308,794
104 104
i. REO
3,678,620 3,678,620
13 13
j. Liquidated
0
0
3 3
k. PrePaid
0
0
29 29
l. Bankruptcy
3,388,246
3,388,246
25 25
n. Remit Adj
3 3
unknown
115,587,625
100,167,124 5,185,809 6,192,445 4,042,248
531 470 20 23 18
507,043,208
21,493,944
18,822,106
14,549,578
26,308,794
3,678,620
0
0
3,388,246
3,125
123
87
94
104
13
3
29
25
3
Cml
Reporting
Date
Remit
Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch
Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
03/31/2007 634,916,466 628,673,798 45,891 4,418,748 4,153,410 4,688,028 8,653
04/30/2007 628,673,798 624,644,714 28,570 3,971,255 4,104,218 4,640,076 28,526
05/31/2007 621,309,748 616,684,074 22,740 3,921,834 4,052,058 4,589,016 44,226
06/30/2007 616,684,074 611,025,928 264,420 4,262,229 3,639,211 4,553,896 34,469
07/31/2007 611,025,928 604,015,597 109,892 4,201,098 3,583,175 4,488,814 29,560
08/31/2007 604,015,597 600,237,209 29,781 4,174,477 3,552,688 4,463,305 38,611
09/30/2007 600,237,209 595,284,495 499,971 4,170,518 3,885,605 4,435,738 32,954
5
1,057,719
33,585,746
31,164,603
36,592,112
225,107
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
07/31/2007
Estimated loss is greater 20% severity for a first lien 1 to 12 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss.
32 32
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
2 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. Required follow-up confirmed in an earlier review and is now being escalated. Active for 6 months.
7 7
Second lien is currenty more than 180 days past due. 3 3
The loan is more than 5 months old, is more than 60 days past due, and has a value that has depreciated more than 55.00% and is not located in a RRD value hot spot.
8 8
The principle and interest remitted is less than the OT calculation of the expected value for this prepaid loan.
1 1
The property value has decreased by more than $100,000, has more than 30%
depreciation, and is more than 60 days past due. This property is not located in an RRD value hot spot.
12 12
This loan is more than 149 days past due, is not in foreclosure, and does not have an approved loss mitigation strategy.
1 1
07/31/2007
Sum:
66
66
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2007
Estimated loss is greater 20% severity for a first lien 1 to 12 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss.
32 32
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
1 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. Required follow-up confirmed in an earlier review and is now being escalated. Active for 6 months.
4 5
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
4 4
Second lien is currenty more than 180 days past due. 12 12
The loan is more than 5 months old, is more than 60 days past due, and has a value that has depreciated more than 55.00% and is not located in a RRD value hot spot.
5 5
The principle and interest remitted is less than the OT calculation of the expected value for this prepaid loan.
3 3
The property value has decreased by more than $100,000, has more than 30%
depreciation, and is more than 60 days past due. This property is not located in an RRD value hot spot.
9 11
This loan is more than 149 days past due, is not in foreclosure, and does not have an approved loss mitigation strategy.
1 1
08/31/2007
Sum:
71
75
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
09/30/2007
Estimated loss is greater 20% severity for a first lien 1 to 12 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss.
23 23
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
2 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
8 8
The principle and interest remitted is less than the OT calculation of the expected value for this prepaid loan.
3 3
The property value has decreased by more than $100,000, has more than 30%
depreciation, and is more than 60 days past due. This property is not located in an RRD value hot spot.
5 5
This loan has been placed in foreclosure and is less than 90 days past due. Accelerated foreclosure timelines.
1 1
09/30/2007
Sum:
42
42
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
09/30/2007 Consider Repurchase Claim 7 7
No Action Required 4 4
OT Correct Flag Calculation 4 4
OT Follow-up Required in 120 days 2 2
OT Follow-up Required in 180 days 16 16
OT Follow-up Required in 30 days 9 9
09/30/2007
Sum:
42
42
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2007 No Action Required 9 9
OT File Review (SVCR) 3 3
OT Follow-up Required in 180 days 31 33
OT Follow-up Required in 30 days 17 18
OT Follow-up Required in 30 days (SVCR) 6 6
08/31/2007
Sum:
66
69
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
07/31/2007 No Action Required 20 20
OT Follow-up Required in 120 days 2 2
OT Follow-up Required in 180 days 15 15
OT Follow-up Required in 30 days 2 2
OT Follow-up Required in 30 days (SVCR) 2 2
07/31/2007
Sum:
41
41
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline